Acquisitions - Additional Information (Detail) $ in Thousands			1 Months Ended	3 Months Ended				12 Months Ended
	Jan. 31, 2017 USD ($)	Jul. 10, 2015 USD ($) T	Jan. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Nov. 14, 2014 USD ($)
Business Acquisition [Line Items]
Intangible Assets				$ 56,200				$ 56,200
Goodwill				133,885			$ 132,515	133,885	$ 132,515
Non cash charges and inventory write-offs				4,100
Impairment of Intangible Assets				6,600		$ 28,400		34,999
Reduction of prepaid sand liability				10,700				10,658
Operating Loss								273,028	302,301	$ 224,638
Direct acquisition cost							$ 4,100
Skyway Plant [Member]
Business Acquisition [Line Items]
Ground granulated blast furnace slag purchased | T		600,000
Business acquisition purchase price		$ 29,900
Business acquisition, refund receivable		2,500
Business acquisition, refund received			$ 1,500
Accounts and notes receivable		1,900
Inventories		2,300
In-process capital expenditures		24,600
Intangible Assets		1,200
Goodwill		1,400
Other assets		$ 1,000
Skyway Plant [Member] | Scenario Forecast [Member]
Business Acquisition [Line Items]
Business acquisition, refund received	$ 1,000
CRS Proppants [Member]
Business Acquisition [Line Items]
Business acquisition purchase price								236,100
Accounts and notes receivable											$ 14,640
Inventories											9,627
In-process capital expenditures											197,238
Intangible Assets											$ 56,200
Increase in deferred tax liabilities					$ 3,000
Increase in taxes payable					1,500
Increase in property and equipment					$ 4,500
Depreciation and amortization								20,700	6,400
Non cash charges and inventory write-offs								11,500
Impairment of Intangible Assets								34,999
Reduction of prepaid sand liability								10,700
Operating Loss								41,137	5,002
Direct acquisition cost									1,100
CRS Proppants [Member] | Fair Value Adjustment to Inventory
Business Acquisition [Line Items]
Operating Loss								500	$ 1,500
CRS Proppants [Member] | In-Process Capital Expenditures [Member]
Business Acquisition [Line Items]
In-process capital expenditures				$ 8,900				$ 8,900